Other Current Assets (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Other Assets Current [Abstract]
Prepaid expenses	$ 441	$ 481
Insurance claims	134	1,458
Other	390	251
Total	$ 965	$ 2,190